Federated Hermes Emerging Markets Equity Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.3%
		Argentina—5.5%
3,310	[1]	Globant SA	$710,723
813	[1]	Mercadolibre, Inc.	1,331,784
		TOTAL	2,042,507
		Brazil—4.6%
35,396		Locaweb Servicos de Internet SA	181,774
28,894		Notre Dame Intermedica Participacoes SA	447,109
57,999		Petroleo Brasileiro SA	229,235
4,248	[1]	StoneCo Ltd.	364,521
14,249		Vale SA, ADR	240,808
5,205	[1]	XP Inc.	229,748
		TOTAL	1,693,195
		Canada—0.5%
19,934	[1]	Equinox Gold Corp.	165,053
		China—36.0%
20,353	[1]	360 Finance Inc., ADR	476,871
13,873		AAC Technologies Hldgs. Inc.	74,606
67,619	[1]	Alibaba Group Holding Ltd.	2,022,467
12,323		BYD Co. Ltd.	312,121
97,956		China Merchants Bank Co. Ltd.	751,548
516,000		China Molybdenum Co. Ltd.	398,772
29,143		Ganfeng Lithium Co., Ltd.	374,061
49,365		Haidilao International Holding Ltd.	404,857
7,346	[1,2]	HUYA, Inc., ADR	193,567
1,190		Kweichow Moutai Co. Ltd.	391,121
179,200	[1]	Maoyan Entertainment	341,501
3,815	[1]	Pinduoduo, Inc., ADR	652,976
6,431	[1]	Ping An Healthcare and Technology Company Ltd.	92,885
41,093		Ping An Insurance (Group) Co. of China Ltd.	504,635
13,600		Sunny Opitcal Technology Group Co. Ltd.	339,124
28,464		Tencent Holdings Ltd.	2,427,317
43,900		Wuxi Lead Intelligent Equipment Co. Ltd.	569,811
94,559	[1]	WuXi PharmaTech, Inc.	1,168,129
168,101		Xinyi Solar Holdings Ltd.	358,885
33,300		Yunnan Energy New Material Co., Ltd.	546,418
626,022		Zijin Mining Group Co. Ltd.	926,291
		TOTAL	13,327,963
		Egypt—1.4%
387,516	[1]	Cleopatra Hospital	130,081
60,163		Commercial International Bank Egypt	238,966
110,414		Integrated Diagnostics Holdings PLC	131,393
		TOTAL	500,440
		Hong Kong—1.4%
40,394		AIA Group Ltd.	505,626
		Hungary—1.0%
8,457	[1]	OTP Bank RT	384,728

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		India—3.4%
6,857	[1]	HDFC Bank Ltd., ADR	$542,663
20,764	[1]	Relaxo Footwears Ltd.	241,478
575		Reliance Industries Limited	9,436
16,154		Reliance Industries Ltd.	456,396
		TOTAL	1,249,973
		Indonesia—1.0%
155,234		PT Bank Central Asia	366,099
		Kenya—1.0%
1,067,923		Safaricom Ltd.	376,892
		Poland—1.8%
22,402	[1]	AmRest Holdings S.E.	190,939
6,989	[1]	Dino Polska SA	458,420
		TOTAL	649,359
		Russia—3.3%
10,669	[3]	TCS Group Holding PLC, GDR	558,081
10,621	[1]	Yandex NV	679,585
		TOTAL	1,237,666
		Singapore—2.4%
3,804	[1]	Sea Ltd., ADR	896,565
		South Korea—14.0%
2,500		Kakao Corp.	1,084,760
153		LG Household & Health Care Ltd.	206,029
3,037		Samsung Electro-Mechanics Co.	510,510
18,007		Samsung Electronics Co. Ltd.	1,320,568
2,779		Samsung SDI Co. Ltd.	1,665,499
3,222		SK Hynix, Inc.	405,196
		TOTAL	5,192,562
		Taiwan—16.1%
27,049		Accton Technology Corp.	254,856
20,063		AirTac International Group	700,428
1,787		ASMedia Technology, Inc.	108,928
3,522		ASPEED Technology, Inc.	222,350
28,743		Gourmet Master Co. Ltd.	159,680
26,258		Hiwin Technologies Corp.	377,943
30,704		MediaTek, Inc.	992,146
8,122		Momo.com, Inc.	282,561
3,710		Silergy Corp.	358,899
102,385		Taiwan Semiconductor Manufacturing Co. Ltd.	2,237,267
20,265		Win Semiconductors Corp.	277,885
		TOTAL	5,972,943
		Thailand—0.9%
153,304	[1]	Muangthai Capital PCL	326,085
		United Arab Emirates—0.2%
5,716	[1,4]	NMC Health PLC	0
2,840	[1,2]	Yalla Group Ltd., ADR	61,656
		TOTAL	61,656
		Vietnam—1.8%
41,940		JSC Bank of Foreign Trade of Vietnam	178,713

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Vietnam—continued
113,400	[1]	Vinhomes Joint Stock Company	$500,442
		TOTAL	679,155
		TOTAL COMMON STOCKS (IDENTIFIED COST $23,543,918)	35,628,467
		INVESTMENT COMPANIES—4.5%
245,884		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[5]	245,884
1,432,064		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	1,432,493
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,678,052)	1,678,377
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $25,221,970)	37,306,844
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[6]	(290,351)
		TOTAL NET ASSETS—100%	$37,016,493
Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2020	$—	$1,213,444	$1,213,444
Purchases at Cost	$995,061	$11,459,501	$12,454,562
Proceeds from Sales	$(749,177)	$(11,240,135)	$(11,989,312)
Change in Unrealized Appreciation/Depreciation	$N/A	$(264)	$(264)
Net Realized Gain/(Loss)	N/A	$(53)	$(53)
Value as of 2/28/2021	$245,884	$1,432,493	$1,678,377
Shares Held as of 2/28/2021	245,884	1,432,064	1,677,948
Dividend Income	$—	$955	$955
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
Non-income-producing security.
2
All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
Market Value of Securities on Loan	Collateral Received
$226,375	$245,884
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2021, these restricted securities amounted to $558,081, which represented 1.5% of total net assets.
Additional information on restricted securities held at February 28, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
TCS Group Holding PLC, GDR	2/5/2020	$280,831	$558,081
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
5
7-day net yield.
6
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$7,536,031	$28,092,436	$0	$35,628,467
Investment Companies	1,678,377	—	—	1,678,377
TOTAL SECURITIES	$9,214,408	$28,092,436	$0	$37,306,844
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt